PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	¥ 135,623	¥ 80,581	¥ 76,612
Selling, General and Administrative Expenses [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	¥ 95,828	¥ 32,478	¥ 23,003